Income Taxes - Schedule of Income Taxes (Details)	6 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Tax jurisdiction from:
Singapore			$ (2,335,451)	$ (1,675,018)	$ (4,321,476)		$ (5,434,925)
Malaysia			(31,392)	(24,606)	(40,798)		(81,299)
Loss before income taxes provision	$ (2,366,843)	$ (1,699,624)	$ (2,366,843)	$ (1,699,624)	$ (4,362,274)	$ (2,279,385)	$ (5,516,224)